MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION
Total provision for employee benefits under defined contribution plan	$ 24,214	$ 18,435	$ 10,035